Debt and Other Financing Arrangements - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 Revolving Loans for Nucor Subsidiaries [Member]	Dec. 31, 2013 Harris Steel [Member]	Dec. 31, 2013 Nucor Trading S.A. [Member]	Dec. 31, 2012 Nucor Trading S.A. [Member]	Dec. 31, 2013 Revolving Credit Agreement [Member]	Dec. 31, 2012 Revolving Credit Agreement [Member]	Sep. 28, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Letter of Credit [Member] Nucor Trading S.A. [Member]	Dec. 31, 2013 Letter of Credit [Member] Revolving Credit Agreement [Member]	Dec. 31, 2013 Foreign Currency Loans [Member] Revolving Credit Agreement [Member]	Dec. 31, 2013 Scenario, Previously Reported [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 4.00% Notes Due in 2023 [Member]	Jul. 31, 2013 4.00% Notes Due in 2023 [Member]	Dec. 31, 2013 5.20% Notes Due in 2043 [Member]	Jul. 31, 2013 5.20% Notes Due in 2043 [Member]
Debt Instrument [Line Items]
Annual aggregate long-term debt maturities - 2014		$ 3,300,000
Annual aggregate long-term debt maturities - 2015		16,300,000
Annual aggregate long-term debt maturities - 2016		0
Annual aggregate long-term debt maturities - 2017		600,000,000
Annual aggregate long-term debt maturities - 2018		500,000,000
Annual aggregate long-term debt maturities - thereafter		3,261,000,000
Notes issued																500,000,000		500,000,000
Notes interest rate																4.00%		5.20%
Net proceeds of issuance of notes	991,500,000
Notes issuance cost	8,500,000
Credit facility availability		1,500,000,000	500,000,000	33,000,000			500,000,000		1,500,000,000			500,000,000	850,000,000
Cost in amendment of Revolving Credit Facility									600,000
Notes Maturity Date															2023		2043
Unsecured revolving credit facility, Expiration date										2018-08				2016-12
Ratio on the limit of funded debt to capital on credit facility							60.00%
Ratio funded debt to total capital		36.00%
Credit facilities, amount outstanding				0	29,200,000	27,100,000	0	0			31,800,000
Outstanding guarantees					100,000
Additional line of credit facility guaranteed					$ 29,100,000	$ 21,500,000